SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2025
Significant Accounting Estimates And Judgements
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

4           SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of the consolidated financial statements requires management to make estimates and judgements and to form assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities. Management’s estimates and judgements are continually evaluated and are based on historical experience and other factors that management believes to be reasonable under the circumstances. Actual results may differ from these estimates.

The Company has identified the following critical accounting policies under which significant judgments, estimates and assumptions are made and where actual results could differ from these estimates under different assumptions and conditions and could materially affect the Company’s financial results or statements of financial position reported in future periods.

Determination of Life of Mine (LOM) Plans and ore reserves and resources

Estimates of the quantities of ore reserves and resources form the basis for our LOM plans, which are used for several important business and accounting purposes, including: the calculation of depletion expense; the capitalization of production phase stripping costs for forecasting the timing of the payment of mine closure and restoration costs and for the assessment of impairment charges and the carrying values of assets. In certain cases, these LOM plans have made assumptions about our ability to obtain the necessary permits required to complete the planned activities.

The Company determines mineral resources and reserves under the principles incorporated in the Canadian Institute of Mining, Metallurgy and Petroleum standards for mineral reserves and resources, known as the CIM Standards. The information is regularly compiled by qualified person.

There are numerous uncertainties inherent in estimating mineral resources and reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and resources and may, ultimately, result in a revision of the estimated life of mine and related reserves.

Valuation of inventory

The measurement of inventory including the determination of its net realizable value, especially as it relates to ore in stockpiles, involves the use of estimates. Net realizable value is determined with reference to relevant market prices less applicable variable selling expenses. Estimation is also required in determining the tonnage, recoverable gold and copper contained therein, and in determining the remaining costs of completion to bring inventory into its saleable form. Judgment also exists in determining whether to recognize an adjustment on the net realizable value on mine operating supplies, and estimates are required to determine salvage or scrap value of supplies.

Estimates of recoverable gold or copper on the leach pads are calculated from the quantities of ore placed on the leach pads (measured tons added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on ore type).

Provisions for mine closure and restoration

The amounts recorded for mine closure and restoration obligations are based on estimates prepared by management environmental specialists, engaged in the jurisdictions in which the Company operates or by environmental specialists within the Company. These estimates are based on remediation activities that are required by environmental laws, the expected timing of cash flows, and the pre-tax risk-free interest rates on which the estimated cash flows have been discounted. These estimates also include an assumption on the rate at which the costs may inflate in future periods. Actual results could differ from these estimates. The estimates on which these fair values are calculated require extensive judgment about the nature, cost and timing of the work to be completed, and may change with future changes to costs, environmental laws and regulations and remediation practices.

Recoverability of deferred tax assets

Preparation of the consolidated financial statements requires an estimate of income taxes in each of the jurisdictions in which the Company operates. The process involves an estimate of the Company’s current tax exposure and an assessment of temporary differences resulting from differing treatment of items, such as depletion and amortization, for tax and accounting purposes, and when they might reverse.

These differences result in deferred tax assets and liabilities that are included in the Company’s consolidated statements of financial position. An assessment is also made to determine the likelihood that the Company’s future tax assets will be recovered from future taxable income.

Judgement is required to continually assess changes in tax interpretations, regulations and legislation, and make estimates about future taxable profits, to ensure deferred tax assets are recoverable.

Fair value of derivatives and other financial instruments

The fair value of financial instruments that are not traded in active markets is determined using valuation techniques. The Company uses its judgment in selecting various methods and making assumptions that are based primarily on market conditions existing at the reporting date. The Company has calculated the fair value of various financial assets and liabilities at fair value through other comprehensive income and through profit & loss, which are not traded in active markets.

The derivative financial instruments were evaluated using the curves and market prices that impact each instrument on the calculation dates and uses the Company´s management judgment in selecting various methods and making assumptions, such as the commodity options. For swaps, the present value of the paying and receiving amounts are estimated by discounting the cash flows by the interest rates in the corresponding currencies. The fair value is obtained by the difference between the present value of the paying and receiving amounts of the swap in the reference currency.

Declaration of Commercial Production in Borborema

In September 2025, the Company announced that the Borborema Project had reached commercial production status. This conclusion was based on management’s assessment of several factors, including: (1) the level of capital expenditures incurred compared to construction cost estimates; (2) the completion of a reasonable period of testing of plant and equipment; (3) the ability to produce minerals in saleable form meeting required specifications; and (4) the ability to sustain ongoing production of minerals at stable levels.

Upon achieving commercial production, the capitalization of development and commissioning costs ceases, and subsequent costs are either capitalized to inventory or recognized in profit or loss, except for capitalizable expenditures relating to property, plant and equipment additions or improvements, open pit stripping activities that provide future economic benefit, underground mine development, or other expenditures that meet the criteria for capitalization in accordance with the Company’s accounting policies. Revenues and related costs associated with minerals produced and sold during the commissioning phase continue to be recognized in the Consolidated Statements of Income (loss).

Business combination - Acquisition of Mineração Serra Grande S.A. (“MSG”)

The acquisition of MSG was accounted for as a business combination. Significant judgment and estimates were required in determining the fair values of identifiable assets acquired and liabilities assumed at the acquisition date.

The transaction also included deferred consideration in the form of a 3% net smelter returns (“NSR”) participation over the currently identified mineral resources and reserves. The NSR liability was initially recognized at fair value using valuation techniques that require assumptions related to forecast production, commodity prices, operating costs and discount rates. Changes in these assumptions could materially impact the measurement of the NSR liability.